Form N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Creation Date	Apr. 30, 2025
Document Effective Date	Apr. 30, 2025
Document Type	497
Amendment Flag	false
Registrant Name	Segall Bryant & Hamill Trust
Entity Central Index Key	0000357204
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Apr. 30, 2025